FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS, Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		$ 32,484	$ 15,768
Other payables and accruals		32,151	22,176
Amount due to related party		33	316
Borrowings		23,000	29,805
Lease liabilities		86,701	88,075
Financial liabilities		174,369	156,140
Trade payables, carrying amount		32,484	15,768
Other payables and accruals, carrying amount		32,151	22,176
Amounts due to a related party, carrying amount		33	316
Borrowings, carrying amount		22,618	29,805
Lease liabilities, carrying amount	[1]	70,211	70,425
Financial liabilities, carrying amount		157,497	138,490
Within 1 Year or on Demand [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		32,484	15,768
Other payables and accruals		32,151	22,176
Amount due to related party		33	316
Borrowings		0	29,805
Lease liabilities		7,835	7,471
Financial liabilities		72,503	75,536
More than 1 Year but Less than 2 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		0	0
Amount due to related party		0	0
Borrowings		23,000	0
Lease liabilities		7,787	6,967
Financial liabilities		30,787	6,967
More than 2 Year but Less than 5 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		0	0
Amount due to related party		0	0
Borrowings		0	0
Lease liabilities		22,217	20,290
Financial liabilities		22,217	20,290
More than 5 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		0	0
Amount due to related party		0	0
Borrowings		0	0
Lease liabilities		48,862	53,347
Financial liabilities		$ 48,862	$ 53,347

[1]	Lease liabilities in amount of approximately US$4.6 million and US$4.7 million was related to the leasehold land included in the investment properties as of December 31, 2023 and 2022, respectively. See Note 12.